Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net loss	¥ (1,339,908)	$ (205,349)	¥ (963,750)	¥ (656,071)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(38,602)	(5,916)	(11,972)	69,566
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(1,378,510)	(211,265)	(975,722)	(586,505)
Parent Company
Net loss	(1,339,908)	(205,349)	(963,750)	(656,071)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(38,602)	(5,916)	(11,972)	69,566
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (1,378,510)	$ (211,265)	¥ (975,722)	¥ (586,505)